May 3, 2005

015661.0183

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Registration Statement on Form S-3 of Westlake Chemical Corporation

Ladies and Gentlemen:

On behalf of Westlake Chemical Corporation (the “Company”), we transmit herewith for electronic filing via the EDGAR system under the Securities Act of 1933, as amended, a Registration Statement on Form S-3 of the Company.

Please contact Timothy S. Taylor (713.229.1184) or James H. Mayor (713.229.1749) of the firm Baker Botts L.L.P., counsel to the Company, with any questions or comments you may have regarding the enclosed. In addition, please send copies of all written correspondence with the Company directly to Mr. J. David Kirkland, Baker Botts L.L.P., One Shell Plaza, 910 Louisiana Street, Houston, Texas 77002 (fax number: 713.229.7701).

Very truly yours, BAKER BOTTS L.L.P.

By:	/s/ JOSHUA K. HANCOCK
Joshua K. Hancock

cc:	Mr. Stephen Wallace

Westlake Chemical Corporation

Mr. J. David Kirkland

Mr. Timothy S. Taylor

Mr. James H. Mayor

Mr. Patrick F. Whitman

Baker Botts L.L.P.